X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS (61.89%)
COMMUNICATIONS (3.05%)
Alphabet, Inc., Class C(a)	4,300	$566,955
Meta Platforms, Inc., Class A(a)	1,494	448,514
Zillow Group, Inc., Class C(a)	2,688	124,078
		1,139,547

CONSUMER DISCRETIONARY (12.19%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,650	143,121
Amazon.com, Inc.(a)	2,607	331,402
Chipotle Mexican Grill, Inc.(a)	63	115,405
Copart, Inc.	13,038	561,807
Domino’s Pizza, Inc.	167	63,258
Home Depot, Inc.	1,197	361,686
Lennar Corp., Class A	4,185	469,683
MercadoLibre, Inc.(a)	332	420,936
PulteGroup, Inc.	7,635	565,371
Skechers USA, Inc., Class A(a)	9,350	457,683
TJX Cos., Inc.	6,691	594,696
Tractor Supply Co.	2,285	463,969
		4,549,017

CONSUMER STAPLES (6.68%)
Altria Group, Inc.	7,863	330,639
Calavo Growers, Inc.	4,002	100,970
Costco Wholesale Corp.	1,067	602,813
Dollar General Corp.	2,033	215,091
Mission Produce, Inc.(a)	10,641	103,005
Philip Morris International, Inc.	4,659	431,330
Walmart, Inc.	4,400	703,693
		2,487,541

ENERGY (7.89%)
Chesapeake Energy Corp.	4,824	415,974
Diamondback Energy, Inc.	5,452	844,406
EOG Resources, Inc.	2,930	371,407
New Fortress Energy, Inc.	9,300	304,854
Suncor Energy, Inc.	29,339	1,008,674
		2,945,315

FINANCIALS (7.46%)
Ally Financial, Inc.	10,226	272,830
Berkshire Hathaway, Inc., Class B(a)	1,626	569,587
Chubb, Ltd.	2,330	485,059
Intercontinental Exchange, Inc.	963	105,949
JPMorgan Chase & Co.	3,131	454,057
Marsh & McLennan Cos., Inc.	2,785	529,986
OFG Bancorp	3,525	105,257
Popular, Inc.	1,151	72,525

Description	Shares	Value
FINANCIALS (continued)
Truist Financial Corp.	6,725	$192,402
		2,787,652

HEALTH CARE (3.82%)
Amgen, Inc.	1,767	474,899
Bausch Health Cos., Inc.(a)	11,163	91,760
Johnson & Johnson	2,589	403,237
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	44,770	456,654
		1,426,550

INDUSTRIALS (7.76%)
Fastenal Co.	7,118	388,928
Generac Holdings, Inc.(a)	2,305	251,153
General Dynamics Corp.	2,338	516,628
Lockheed Martin Corp.	1,097	448,629
RXO, Inc.(a)	4,132	81,524
Southwest Airlines Co.	9,820	265,827
United Rentals, Inc.	1,289	573,050
XPO, Inc.(a)	5,034	375,839
		2,901,578

MATERIALS (3.63%)
Freeport-McMoRan, Inc.	7,145	266,437
Glencore PLC, ADR	48,494	552,832
Rio Tinto PLC, ADR	3,425	217,967
Tecnoglass, Inc.	3,574	117,799
Vale SA, ADR	14,665	196,511
		1,351,546

TECHNOLOGY (9.41%)
Advanced Micro Devices, Inc.(a)	5,043	518,521
Akamai Technologies, Inc.(a)	2,305	245,574
Apple, Inc.	2,527	432,647
Booz Allen Hamilton Holding Corp.	1,251	136,697
Fortinet, Inc.(a)	5,176	303,728
Garmin, Ltd.	3,412	358,942
MarketAxess Holdings, Inc.	820	175,185
Mastercard, Inc., Class A	980	387,992
Micron Technology, Inc.	6,285	427,569
N-able, Inc.(a)	5,242	67,622
PayPal Holdings, Inc.(a)	2,282	133,406
Shopify, Inc., Class A(a)	3,827	208,839
SolarWinds Corp.(a)	11,606	109,561
		3,506,283

TOTAL COMMON STOCKS (Cost $22,023,891)		23,095,029

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES (10.29%)
Residential (10.29%)
Ginnie Mae II Pool, Series 2021-08/20/51, 2.00%	$4,847,386	$3,838,281

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,092,703)		3,838,281

GOVERNMENT BONDS (24.77%)
U.S. Treasury Bond
08/15/32, 2.75%	1,100,000	952,531
U.S. Treasury Notes
10/15/24, 0.63%	1,590,000	1,513,357
01/31/25, 1.38%	126,500	120,116
10/31/26, 1.63%	45,600	41,492
03/31/24, 2.25%	6,720,000	6,614,738
		8,289,703

TOTAL GOVERNMENT BONDS (Cost $9,465,001)		9,242,234

SHORT-TERM INVESTMENTS (2.32%)
U.S. Treasury Bills
11/24/23, 4.45%	871,000	864,193

TOTAL SHORT-TERM INVESTMENTS (Cost $864,150)		864,193

TOTAL INVESTMENTS (99.27%) (Cost $36,445,745)		37,039,737
Other Assets In Excess Of Liabilities (0.73%)		271,531
NET ASSETS (100.00%)		$37,311,268

(a)	Non-income producing security.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$23,095,029	$-	$-	$23,095,029
Government Bonds	9,242,234	-	-	9,242,234
Mortgaged-Backed Securities		3,838,281	-	3,838,281
Short-Term Investments	864,193	-	-	864,193
Total	$33,201,456	$3,838,281	$-	$37,039,737

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at September 30, 2023.